CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (As Restated) - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Common Stock Subject to Possible Redemption	Additional Paid in Capital [Member]	Accumulated Deficit Earnings [Member]	Total
Balance at Apr. 10, 2019	$ 0	$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Apr. 10, 2019	0	0
Net loss						(16,497,280)
Balance at Apr. 10, 2019	$ 0	$ 0		0	0	0
Balance (in shares) at Apr. 10, 2019	0	0
Issuance of Class B common stock to Sponsor	$ 0	$ 1,725		23,275	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	17,250,000
Sale of 69,000,000 Units, net of underwriting discount and offering expenses	$ 6,900	$ 0		634,488,927	0	634,495,827
Sale of 69,000,000 Units, net of underwriting discount and offering expenses (in shares)	69,000,000	0
Change in value of Class A common stock subject to possible redemption	$ (6,103)	$ 0		(614,832,126)	0	(614,838,229)
Change in value of common stock subject to possible redemption (in shares)	(61,025,925)	0
Net loss	$ 0	$ 0		0	(14,682,592)	(14,682,592)
Balance at Dec. 31, 2019	$ 797	$ 1,725		19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Net loss						(8,823,514)
Balance at Dec. 31, 2019	$ 797	$ 1,725		19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Net loss						(53,585,867)
Balance at Dec. 31, 2019	$ 797	$ 1,725		19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Net loss						(25,340,816)
Balance at Dec. 31, 2019	$ 797	$ 1,725		19,680,076	(14,682,592)	5,000,006
Balance (in shares) at Dec. 31, 2019	7,974,075	17,250,000
Issuance of Class B common stock to Sponsor (in shares)			7,313,423
Change in value of Class A common stock subject to possible redemption	$ 732	$ 0		72,458,457	0	72,459,189
Net loss	0	0		0	(72,459,185)	(72,459,185)
Balance at Dec. 31, 2020	$ 1,529	$ 1,725		$ 92,138,533	$ (87,141,777)	$ 5,000,010
Balance (in shares) at Dec. 31, 2020	15,287,498	17,250,000